------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21260
                                  ----------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      805 Las Cimas Parkway, Suite 430       Austin, Texas            78746
--------------------------------------------------------------------------------
         (Address of  principal executive offices)                 (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                     ---------------------------

Date of fiscal year end:        February 29, 2008
                          ------------------------------------

Date of reporting period:       November 30, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================
    SHARES        COMMON STOCKS - 92.4%                              VALUE
--------------------------------------------------------------------------------
                  APPAREL - 0.4%
        66,200    Kellwood Company                               $     992,338
                                                                 -------------
                  BEVERAGES - 7.0%
       139,635    Anheuser-Busch Companies, Inc.                     7,361,557
       155,520    Coca-Cola Company (The)                            9,657,792
                                                                 -------------
                                                                    17,019,349
                                                                 -------------
                  BUILDING MATERIALS - 2.9%
       317,475    Masco Corporation                                  7,111,440
                                                                 -------------

                  CHEMICALS - 2.1%
       109,125    E.I. Du Pont de Nemours & Company                  5,036,119
                                                                 -------------

                  COMMERCIAL SERVICES - 2.9%
       121,700    Aaron Rents, Inc.                                  2,447,387
        40,272    CDI Corporation                                    1,074,054
       123,910    CPI Corporation                                    3,439,742
                                                                 -------------
                                                                     6,961,183
                                                                 -------------
                  COMPUTERS - 6.7%
       286,600    Hutchinson Technology, Inc.*                       7,540,446
       203,400    Imation Corporation                                4,082,238
         7,340    Maxwell Technologies, Inc.*                           61,216
       178,330    Seagate Technology                                 4,599,131
                                                                 -------------
                                                                    16,283,031
                                                                 -------------
                  COSMETICS/PERSONAL CARE - 3.3%
        99,875    Colgate-Palmolive Company                          7,997,990
                                                                 -------------

                  DISTRIBUTORS/WHOLESALE - 0.6%
       686,700    Handleman Company                                  1,517,607
                                                                 -------------

                  DIVERSIFIED FINANCIAL SERVICES - 6.3%
       269,700    Wells Fargo & Company                              8,746,371
     1,139,580    W.P. Stewart & Company Ltd.                        6,484,210
                                                                 -------------
                                                                    15,230,581
                                                                 -------------
                  ELECTRONICS - 3.4%
       168,050    KEMET Corporation*                                 1,041,910
       186,700    Newport Corporation*                               2,475,642
       106,750    Rogers Corporation*                                4,703,405
                                                                 -------------
                                                                     8,220,957
                                                                 -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES        COMMON STOCKS - 92.4% (Continued)                  VALUE
--------------------------------------------------------------------------------
                  FOOD - 1.2%
        50,300    General Mills, Inc.                            $   3,025,545
                                                                 -------------

                  HEALTH CARE - PRODUCTS - 1.7%
       158,475    Invacare Corporation                               4,120,350
                                                                 -------------

                  HOME BUILDERS - 1.6%
       187,200    Toll Brothers, Inc.*                               3,869,424
                                                                 -------------

                  HOME FURNISHINGS - 2.9%
       163,575    Ethan Allen Interiors, Inc.                        4,671,702
       454,960    La-Z-Boy, Inc.                                     2,484,082
                                                                 -------------
                                                                     7,155,784
                                                                 -------------
                  HOUSEHOLD PRODUCTS/WARES - 2.5%
       115,349    Avery Dennison Corporation                         6,010,836
                                                                 -------------

                  HOUSEWARES - 0.5%
        44,335    Newell Rubbermaid, Inc.                            1,187,291
                                                                 -------------

                  INSURANCE - 3.0%
       292,637    Marsh & McLennan Companies, Inc.                   7,351,041
                                                                 -------------

                  MACHINERY - DIVERSIFIED - 2.6%
       275,200    Briggs & Stratton Corporation                      6,274,560
                                                                 -------------

                  MEDIA - 0.5%
        38,500    Walt Disney Company (The)                          1,276,275
                                                                 -------------

                  METAL FABRICATE/HARDWARE - 0.1%
         2,700    Lawson Products, Inc.                                 91,341
                                                                 -------------

                  MISCELLANEOUS MANUFACTURING - 12.3%
       117,305    3M Company                                         9,766,814
         7,930    Eastman Kodak Company                                186,196
       100,425    Illinois Tool Works, Inc.                          5,573,587
       690,440    Leggett & Platt, Inc.                             14,209,255
                                                                 -------------
                                                                    29,735,852
                                                                 -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES        COMMON STOCKS - 92.4% (Continued)                  VALUE
--------------------------------------------------------------------------------
                  RETAIL - 14.7%
       252,052    Cost Plus, Inc.*                               $     793,964
        99,000    Pacific Sunwear of California, Inc.*               1,621,620
       534,365    Talbots, Inc. (The)                                8,288,001
        66,475    Target Corporation                                 3,992,489
       259,485    Walgreen Company                                   9,494,556
       240,455    Wal-Mart Stores, Inc.                             11,517,795
                                                                 -------------
                                                                    35,708,425
                                                                 -------------
                  SEMICONDUCTORS - 3.2%
       132,350    Applied Materials, Inc.                            2,492,151
       200,000    Intel Corporation                                  5,216,000
                                                                 -------------
                                                                     7,708,151
                                                                 -------------
                  SOFTWARE - 9.0%
         7,000    Dun & Bradstreet Corporation (The)                   624,610
       632,240    Microsoft Corporation                             21,243,264
                                                                 -------------
                                                                    21,867,874
                                                                 -------------
                  TEXTILES - 0.3%
        78,221    Dixie Group, Inc. (The)*                             703,989
                                                                 -------------

                  TRANSPORTATION - 0.7%
        40,912    Arkansas Best Corporation                            932,794
        41,930    YRC Worldwide, Inc.*                                 742,580
                                                                 -------------
                                                                     1,675,374
                                                                 -------------

                  TOTAL COMMON STOCKS (Cost $227,075,301)        $ 224,132,707
                                                                 -------------

================================================================================
   PAR VALUE      U.S. GOVERNMENT OBLIGATIONS - 3.6%                 VALUE
--------------------------------------------------------------------------------
 $   3,345,000    U.S. Treasury Bond, stripped principal
                    payment, 6.25%, due 05/15/2030               $   1,223,638
    26,000,000    U.S. Treasury Bond, stripped principal
                    payment, 4.50%, due 02/15/2036                   7,494,682
                                                                 -------------

                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                      (Cost $7,298,207)                          $   8,718,320
                                                                 -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES        MONEY MARKET FUNDS - 3.9%                          VALUE
--------------------------------------------------------------------------------
     9,471,489    Evergreen Institutional Treasury Money Market Fund -
                   Institutional Class (Cost $9,471,489)         $   9,471,489
                                                                 -------------

                  TOTAL INVESTMENTS AT VALUE - 99.9%
                    (Cost $243,844,997)                          $ 242,322,516

                  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%         313,563
                                                                 -------------

                  NET ASSETS - 100.0%                            $ 242,636,079
                                                                 =============

* Non-income producing security.

See accompanying notes to schedule of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================
   PAR VALUE      U.S. GOVERNMENT OBLIGATIONS - 8.0%                 VALUE
--------------------------------------------------------------------------------
 $   3,200,000    U.S. Treasury Bond, stripped principal
                    payment, 4.50%, due 02/15/2036
                    (Cost $760,524)                              $     922,422
                                                                 -------------

================================================================================
    SHARES        MONEY MARKET FUNDS - 91.8%                         VALUE
--------------------------------------------------------------------------------
    10,668,565    Evergreen Institutional Treasury Money Market
                    Fund - Institutional Class
                    (Cost $10,668,565)                           $  10,668,565
                                                                 -------------

                  TOTAL INVESTMENTS AT VALUE - 99.8%
                    (Cost $11,429,089)                           $  11,590,987

                  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%          27,488
                                                                 -------------

                  NET ASSETS - 100.0%                            $  11,618,475
                                                                 =============

See accompanying notes to schedule of investments.

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)



1.   SECURITIES VALUATION

The investments of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis as of November 30, 2007:

                                                              CM Advisers
                                              CM Advisers     Fixed Income
                                                 Fund            Fund
                                             -------------   --------------

Cost of portfolio investments                $ 243,844,997   $  11,429,089
                                             =============   ==============

Gross unrealized appreciation                $  24,453,008   $     161,898
Gross unrealized depreciation                  (25,975,489)              -
                                             -------------   --------------

Net unrealized appreciation (depreciation)   $  (1,522,481)  $     161,898
                                             =============   ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds
             -------------------------------------------------------------------


By (Signature and Title)*     /s/ Arnold Van Den Berg
                          ------------------------------------------------------
                             Arnold Van Den Berg, Chairman and President



Date          January 22, 2008
      ----------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Arnold Van Den Berg
                          ------------------------------------------------------
                             Arnold Van Den Berg, Chairman and President



Date          January 22, 2008
      ----------------------------------------------------



By (Signature and Title)*     /s/ James D. Brilliant
                           -----------------------------------------------------
                             James D. Brilliant, Treasurer



Date          January 22, 2008
      ----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.